Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 07, 2018	Jun. 30, 2017
Document And Entity Information Abstract
Entity Registrant Name	HAWTHORN BANCSHARES, INC.
Entity Central Index Key	0000893847
Trading Symbol	hwbk
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		5,798,009
Entity Public Float			$ 85,964,049
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY